Summary of Significant Accounting Policies (Details) - Schedule of Total Revenues by Product and Service Type - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Semiconductor:
Total revenue	$ 177,933,890	$ 214,405,226	$ 290,376,371
Sales of Electronic Components Products [Member]
Semiconductor:
Total revenue	175,320,895	211,123,155	286,539,736
Service Commission Fees [Member]
Semiconductor:
Total revenue	2,612,995	3,282,071	3,836,635
Integrated Circuits [Member]
Semiconductor:
Sales of electronic components products	93,611,171	36,208,767	155,134,814
Power/Circuit Protection [Member]
Semiconductor:
Sales of electronic components products	2,135,446	13,902,350	15,971,800
Discrete [Member]
Semiconductor:
Sales of electronic components products	997,097	16,047,821	23,071,808
Passive Components [Member]
Semiconductor:
Sales of electronic components products	5,706,403	99,326,417	25,110,572
Optoelectronics/Electromechanical [Member]
Semiconductor:
Sales of electronic components products	17,733,992	8,535,997	12,056,185
Other Semiconductor Products [Member]
Semiconductor:
Sales of electronic components products	3,954,028	15,366,941	29,103,445
Equipment [Member]
Semiconductor:
Sales of electronic components products	29,665,978	10,102,545	8,745,020
Tools and Others [Member]
Semiconductor:
Sales of electronic components products	$ 21,516,780	$ 11,632,317	$ 17,346,092